INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization
Intangible assets, net of amortization, at December 31 follows:

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$4,186	$6,118	$3,838

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2016, follows:
(In thousands)
2017	$346
2018	346
2019	346
2020	346
2021	346
2022 and thereafter	202
Total	$1,932